Employee Benefit Plans (Target Allocation And Actual Weighted-Average Asset Allocation Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined benefit plan asset allocation [Line Items]
Cash contributions	$ 13.3		$ 9.4
Equity securities, actual weighted-average asset allocation excluding uninvested cash contributions	29.00%		30.00%
Debt securities, actual weighted-average asset allocation excluding uninvested cash contributions	71.00%		70.00%
Equity Securities [Member]
Defined benefit plan asset allocation [Line Items]
Actual plan asset allocation	28.00%	[1]	27.00%	[1]
Target plan asset allocation	30.00%		30.00%
Debt Securities [Member]
Defined benefit plan asset allocation [Line Items]
Actual plan asset allocation	69.00%	[1]	64.00%	[1]
Target plan asset allocation	67.00%		67.00%
Equity Securities, Other [Member]
Defined benefit plan asset allocation [Line Items]
Actual plan asset allocation	3.00%	[1]	9.00%	[1]
Target plan asset allocation	3.00%		3.00%

[1]	Cash contributions of $9.4 million and $13.3 million were made to the pension plans during 2011 and 2012, respectively. Amounts contributed in 2011 and 2012 in excess of benefit payments made were to be invested in debt and equity securities over a twelve-month period, with the amounts that remained uninvested as of December 31, 2011 and 2012 scheduled for investment in accordance with the target. Excluding these uninvested cash amounts, the actual allocation percentages at December 31, 2011 would have been 30% equity securities and 70% debt securities and at December 31, 2012, would have been 29% equity securities and 71% debt securities. In 2013, we will invest these uninvested cash amounts to bring the total asset allocation in line with the target allocation.